UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2018

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 137.5%
Basic Industry(a)(b) - 3.6%
Atlas Iron Ltd., Capex Term Loan B (1 mo. LIBOR + 4.330% Cash, + 3.000% PIK)	9.424%	5/6/21	$421,133	$420,081	(c)(d)(e)
HB Fuller Co., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	4.084%	10/20/24	789,461	785,329	(e)(f)
Murray Energy Corp., Term Loan B2 (1 mo. LIBOR + 7.250%)	9.344%	4/16/20	188	178	(e)(f)
Murray Energy Corp., Term Loan B2	—	10/17/22	376,700	356,923	(f)
PQ Corp., Term Loan B1 (1 mo. LIBOR + 2.500%)	4.594%	2/8/25	1,094,500	1,093,702	(e)
Vantage Specialty Chemicals Inc., First Lien Term Loan	6.094-6.302%	10/28/24	1,393,000	1,404,028	(e)

Total Basic Industry				4,060,241

Capital Goods(a)(b) - 15.3%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.094%	10/31/23	938,360	932,389	(e)(f)
American Traffic Solutions Inc., First Lien Term Loan (1 mo. LIBOR + 3.750%)	5.844%	2/28/25	588,900	590,740	(e)(f)
American Traffic Solutions Inc., Second Lien Term Loan (1 mo. LIBOR + 7.750%)	9.844%	2/23/26	220,000	223,025	(e)
Beacon Roofing Supply Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.280%	1/2/25	738,150	735,497	(e)(f)
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.046-4.094%	10/1/22	601,730	601,730	(e)
Berry Global Inc., Term Loan R (1 mo. LIBOR + 2.000%)	4.046%	1/19/24	276,500	276,068	(e)
BWay Holding Company, Term Loan (3 mo. LIBOR + 3.250%)	5.587%	4/3/24	1,069,200	1,071,539	(e)
Core & Main LP, Term Loan (3 mo. LIBOR + 3.000%)	5.211-5.300%	8/1/24	736,300	739,368	(e)
Flex Acquisition Co., Inc., First Lien Term Loan (3 mo. LIBOR + 3.000%)	5.308%	12/29/23	454,187	453,417	(e)
Flex Acquisition Co., Inc., Term Loan B	—	6/22/25	470,000	471,175	(c)(f)
Forterra Finance LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.094%	10/25/23	361,501	337,928	(e)
Pisces Midco Inc., Term Loan (3 mo. LIBOR + 3.750%)	6.089%	4/12/25	670,000	670,209	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Goods(a)(b) - (continued)
Printpack Holdings Inc., Term Loan (1 mo. LIBOR + 3.000%)	5.125%	7/26/23	$791,791	$797,235	(e)
Quikrete Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.844%	11/15/23	1,471,293	1,467,205	(e)
Reynolds Group Holdings Inc., Term Loan (1 mo. LIBOR + 2.750%)	4.844%	2/5/23	2,231,026	2,230,716	(e)(f)
Ring Container Technologies LLC, First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.844%	10/31/24	587,050	584,849	(c)(e)
Transdigm Inc., 2018 Term Loan E (1 mo. LIBOR + 2.500%)	4.594%	5/30/25	1,061,256	1,057,750	(e)(f)
Transdigm Inc., 2018 Term Loan F (1 mo. LIBOR + 2.500%)	4.594%	6/9/23	942,887	940,235	(e)(f)
Travelport Finance (Luxembourg) SARL, Term Loan (3 mo. LIBOR + 2.500%)	4.830%	3/17/25	880,000	878,075	(e)(f)
Ventia Deco LLC, 2017 Term Loan B (3 mo. LIBOR + 3.500%)	5.834%	5/20/22	352,708	355,794	(c)(e)(f)
Vertex Aerospace Service, Term Loan B	—	6/29/25	390,000	393,169	(f)
WP CPP Holdings LLC, First Lien Term Loan (3 mo. LIBOR + 3.750%)	6.280%	4/30/25	860,000	864,407	(e)(f)
WP CPP Holdings LLC, Second Lien Term Loan (3 mo. LIBOR + 7.750%)	10.280%	4/30/26	410,000	411,025	(e)
Wrangler Buyer LLC, 2018 Term Loan (1 mo. LIBOR + 2.750%)	4.844%	9/27/24	257	257	(e)(f)

Total Capital Goods				17,083,802

Communications(a)(b) - 17.0%
Ancestry.com Operations Inc., Term Loan B (1 mo. LIBOR + 3.250%)	5.350%	10/19/23	1,333,448	1,332,892	(e)
CBS Radio Inc., Term Loan B1 (1 mo. LIBOR + 2.750%)	4.838%	11/18/24	942,869	938,351	(e)
CenturyLink Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	1/31/25	586,402	575,302	(e)
Charter Communications Operating, LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.100%	4/30/25	239,398	239,453	(e)
CSC Holdings LLC, 2017 Term Loan (1 mo. LIBOR + 2.250%)	4.323%	7/17/25	250,889	249,381	(e)
CSC Holdings LLC, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.573%	1/25/26	1,250,000	1,247,969	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications(a)(b) - (continued)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.341%	3/24/25	$1,117,200	$1,114,407	(e)
Meredith Corp., Term Loan (1 mo. LIBOR + 3.000%)	5.094%	1/31/25	728,175	729,768	(e)
Numericable U.S. LLC, USD Term Loan B11 (1 mo. LIBOR + 2.750%)	2.750%	7/31/25	683,548	672,725	(e)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	5.348%	1/31/26	686,500	676,632	(e)(f)
Radio One Inc., Term Loan (1 mo. LIBOR + 4.000%)	6.100%	4/18/23	1,225,741	1,216,547	(c)(e)
Shutterfly Inc., Term Loan (1 mo. LIBOR + 2.750%)	4.850%	8/17/24	310,000	310,930	(e)
Sinclair Television Group Inc., 2017 Term Loan	—	12/12/24	1,080,000	1,079,725	(f)
TDC A/S, Term Loan B	—	6/22/25	1,120,000	1,118,949	(f)
Telenet Financing USD LLC, Term Loan AN (1 mo. LIBOR + 2.250%)	4.323%	8/15/26	400,000	397,688	(e)
Telesat Canada, Term Loan B4 (3 mo. LIBOR + 2.500%)	4.840%	11/17/23	494,627	495,138	(e)(f)
Unitymedia Finance LLC, Term Loan E (1 mo. LIBOR + 2.000%)	4.073%	6/1/23	180,000	179,190	(e)(f)
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.323%	9/30/25	680,000	676,741	(e)(f)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. LIBOR + 2.750%)	4.844%	3/15/24	2,009,817	1,945,933	(e)
UPC Financing Partnership, Term Loan AR (1 mo. LIBOR + 2.500%)	4.573%	1/15/26	1,410,000	1,396,429	(e)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.573%	1/15/26	1,960,000	1,948,361	(e)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.573%	4/15/25	500,000	495,469	(e)

Total Communications				19,037,980

Consumer Cyclical(a)(b) - 37.3%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.344%	2/16/24	413,075	411,330	(e)
Academy Ltd., Initial Term Loan (1 mo. LIBOR + 4.000%)	5.982-6.001%	7/1/22	776,118	649,029	(e)
Advantage Sales & Marketing Inc., First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.344%	7/23/21	943,592	898,182	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
Advantage Sales & Marketing Inc., Second Lien Term Loan (1 mo. LIBOR + 6.500%)	8.594%	7/25/22	$370,000	$338,735	(e)
Alterra Mountain Company, Term Loan (1 mo. LIBOR + 3.000%)	5.094%	7/31/24	985,050	987,205	(e)(f)
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.350%	4/6/24	1,131,900	1,129,353	(e)(f)
AP NMT Acquisition BV, First Lien Term Loan B (3 mo. LIBOR + 5.750%)	8.058%	8/13/21	794,480	795,845	(e)
ASHCO LLC, Term Loan (1 mo. LIBOR + 5.000%)	7.094%	9/25/24	873,330	876,877	(e)
BJ’s Wholesale Club Inc., First Lien Term Loan (1 mo. LIBOR + 3.500%)	5.530%	2/3/24	533,018	533,618	(e)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.500%)	4.488%	9/15/23	1,148,437	1,153,256	(e)
BrightView Landscapes LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	5.085-5.094%	12/18/20	940,926	943,082	(e)(f)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	12/22/24	1,499,270	1,498,466	(e)
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan (1 mo. LIBOR + 2.750%)	4.844%	8/6/21	696,675	698,852	(e)
CEC Entertainment Inc., First Lien Term Loan B (1 mo. LIBOR + 3.250%)	5.344%	2/15/21	535,680	500,191	(e)
CityCenter Holdings LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.344%	4/18/24	983,691	980,104	(e)(f)
Crossmark Holdings Inc., First Lien Term Loan (3 mo. LIBOR + 3.500%)	5.834%	12/20/19	519,669	289,877	(e)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.775-4.844%	11/8/23	1,324,008	1,313,044	(e)(f)
Dole Food Co. Inc., First Lien Term Loan B	4.780-4.843%	3/22/24	549,085	547,327	(e)
EG Dutch Finco BV, USD Term Loan Facility B (3 mo. LIBOR + 4.000%)	6.337%	2/7/25	79,800	79,318	(e)(f)
Equinox Holdings Inc., Second Lien Term Loan (1 mo. LIBOR + 7.000%)	9.094%	9/6/24	420,000	430,500	(e)
Equinox Holdings Inc., Term Loan B1 (1 mo. LIBOR + 3.000%)	5.094%	3/8/24	1,097,893	1,098,351	(e)(f)
Fitness International LLC, Term Loan B	5.344-5.753%	4/18/25	1,204,513	1,209,181	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
Four Seasons Hotels Ltd., Term Loan (1 mo. LIBOR + 2.000%)	4.094%	11/30/23	$390,663	$390,175	(e)(f)
Garda World Security Corp., Term Loan B (3 mo. LIBOR + 3.500%)	5.506%	5/24/24	1,172,940	1,180,271	(e)
Gateway Casinos & Entertainment Ltd., Term Loan (3 mo. LIBOR + 3.000%)	5.473%	12/1/23	440,000	441,284	(e)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.796-4.844%	10/4/23	822,413	824,148	(e)(f)
Greektown Holdings LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.094%	4/25/24	1,499,875	1,499,875	(e)
GVC Holdings PLC, USD Term Loan Facility B2 (1 mo. LIBOR + 2.500%)	4.602%	3/29/24	518,700	519,132	(e)
GYP Holdings III Corp., 2018 Term Loan (1 mo. LIBOR + 2.750%)	4.844-4.847%	6/2/25	1,694,837	1,687,422	(e)(f)
Intrawest Resorts Holdings Inc., Term Loan B1 (1 mo. LIBOR + 3.250%)	5.127%	7/31/24	60,000	60,131	(f)
IRB Holding Corp., Term Loan B (1 mo. LIBOR + 3.250%)	5.255-5.280%	2/5/25	807,975	810,197	(e)
JC Penney Corp. Inc., Term Loan B (3 mo. LIBOR + 4.250%)	6.569%	6/23/23	187,781	179,518	(e)
Jo-Ann Stores LLC, Term Loan (3 mo. LIBOR + 5.000%)	7.509%	10/20/23	508,414	505,660	(e)
Lakeland Tours LLC, Delayed Draw Term Loan (3 mo. LIBOR + 4.000%)	6.341%	12/15/24	35,000	35,438	(c)(e)
Lakeland Tours LLC, Term Loan (3 mo. LIBOR + 4.000%)	6.341%	12/16/24	423,850	429,148	(c)(e)
Leslie’s Poolmart Inc., Term Loan B2 (1 mo. LIBOR + 3.500%)	5.594%	8/16/23	1,018,542	1,018,648	(e)
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.557-4.594%	1/30/23	692,688	688,186	(e)(f)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. LIBOR + 4.000%)	6.094%	10/13/23	659,580	629,239	(e)(f)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.010%	3/11/22	931,904	774,179	(e)
Prime Security Services Borrower, LLC, First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	4.844%	5/2/22	891,528	888,672	(e)
Realogy Group LLC, 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.296%	2/7/25	567,150	567,682	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
Scientific Games International, Inc., Initial Term Loan B5 (2 mo. LIBOR + 2.750%)	4.844-4.921%	8/14/24	$2,022,032	$2,016,724	(e)
Securus Technologies Holdings Inc., Delayed Draw Term Loan (1 mo. LIBOR + 4.500%)	6.377%	11/1/24	260,000	261,300	(e)(f)
Securus Technologies Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 4.500%)	6.594%	11/1/24	845,924	853,150	(e)(f)
ServiceMaster Company LLC, Term Loan C (1 mo. LIBOR + 2.500%)	4.594%	11/8/23	1,096,125	1,098,317	(e)(f)
Spencer Gifts LLC, Term Loan B1 (1 mo. LIBOR + 4.250%)	6.310%	7/16/21	552,411	517,655	(e)
Star Group Holdings BV, Term Loan B	—	7/10/25	290,000	290,000	(f)
Station Casinos LLC, Facility Term Loan B (1 mo. LIBOR + 2.500%)	4.600%	6/8/23	706,118	706,120	(e)
Tenneco Inc., Term loan B	—	6/18/25	550,000	545,944	(f)
TKC Holdings Inc., First Lien Term Loan	—	2/1/23	660,000	661,238	(c)(f)
Trans Union LLC, Term loan B4	—	6/19/25	710,000	708,521	(f)
TransUnion LLC, 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.094%	4/7/23	754,048	752,917	(e)
UFC Holdings, LLC, First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.350%	8/18/23	947,461	949,731	(e)
UFC Holdings, LLC, Second Lien Term Loan (1 mo. LIBOR + 7.500%)	9.594%	8/18/24	830,000	837,609	(e)
World Triathlon Corp., Term loan (3 mo. LIBOR + 4.250%)	6.584%	6/25/21	569,988	572,125	(c)(e)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.726%	5/30/25	530,000	530,386	(e)

Total Consumer Cyclical				41,792,465

Consumer Non-Cyclical(a)(b) - 31.8%
Air Medical Group Holdings Inc., 2017-2 New Term Loan (1 mo. LIBOR + 4.250%)	6.335%	3/14/25	258,700	255,919	(e)
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.280%	4/28/22	1,318,615	1,282,353	(e)(f)
Air Methods Corp., Term Loan (3 mo. LIBOR + 3.500%)	5.834%	4/21/24	865,427	832,162	(e)
Akorn Inc., Term Loan (1 mo. LIBOR + 4.250%)	6.375%	4/16/21	317,428	312,071	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
Albany Molecular Research Inc., First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.344%	8/30/24	$1,191,000	$1,188,581	(e)
Albertson’s Cos. Inc., FILO Term Loan	—	5/3/23	520,000	517,580	(f)
Albertson’s LLC, Replacement 2017-1 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.844%	8/25/21	414,515	410,791	(e)
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.319%	6/22/23	847,318	839,816	(e)
American Greetings Corp., Term Loan (1 mo. LIBOR + 4.500%)	6.594%	4/6/24	270,000	272,025	(c)(e)
Anchor Hocking LLC, Term Loan (3 mo. LIBOR + 9.000%)	11.318%	6/4/18	431,208	432,038	(e)
Catalent Pharma Solutions Inc., Dollar Term Loan B (1 mo. LIBOR + 2.250%)	4.344%	5/20/24	712,634	712,801	(e)
Change Healthcare Holdings LLC, Closing Date Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	3/1/24	1,433,846	1,430,888	(e)
CHG Healthcare Services Inc., Term Loan (3 mo. LIBOR + 3.000%)	5.359%	6/7/23	902,634	905,172	(e)
CHG PPC Parent LLC, First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.844%	3/31/25	150,000	149,250	(c)(e)
CHS/Community Health Systems Inc., 2019 Term Loan G (3 mo. LIBOR + 3.000%)	5.307%	12/31/19	511,036	509,790	(e)
CHS/Community Health Systems Inc., 2021 Term Loan H (3 mo. LIBOR + 3.250%)	5.557%	1/27/21	195,238	190,866	(e)
CSM Bakery Solutions LLC, First Lien Term Loan (3 mo. LIBOR + 4.000%)	6.310%	7/3/20	777,411	757,975	(e)
DJO Finance LLC, Term Loan	5.344-5.558%	6/8/20	997,436	995,566	(e)
Envision Healthcare Corp., Term Loan (1 mo. LIBOR + 3.000%)	5.100%	12/1/23	472,165	472,531	(e)
Exactech Inc., Term Loan (1 mo. LIBOR + 3.750%)	5.844%	2/14/25	458,850	461,144	(c)(e)
Greatbatch Ltd., Term Loan B (1 mo. LIBOR + 3.250%)	5.300%	10/27/22	1,007,976	1,012,134	(e)
H-Food Holdings LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.091%	5/23/25	370,000	367,302	(e)
Immucor Inc., Term Loan B3 (1 mo. LIBOR + 5.000%)	7.094%	6/15/21	1,333,060	1,352,848	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.594%	8/18/22	$1,240,891	$1,234,944	(e)
Kingpin Intermediate Holdings LLC, First Lien Term Loan (1 mo. LIBOR + 4.250%)	6.350%	7/3/24	1,049,400	1,052,024	(c)(e)
Lantheus Medical Imaging Inc., 2017 Term Loan B (1 mo. LIBOR + 3.750%)	5.844%	6/30/22	799,875	807,874	(c)(e)
Nomad Foods LUX Sarl, Term Loan Facility B4 (1 mo. LIBOR + 2.250%)	4.323%	5/15/24	982,412	978,114	(c)(e)(f)
Nomad Foods LUX Sarl, Term Loan Facility B7 (3 mo. LIBOR + 2.250%)	5.314%	5/15/24	270,000	268,819	(c)(e)
Parexel International Corp., Initial Term Loan (1 mo. LIBOR + 2.750%)	4.844%	9/27/24	942,875	938,946	(e)
Party City Holdings Inc., 2018 Replacement Term Loan	4.850-5.280%	8/19/22	890,982	891,747	(e)
Pearl Intermediate Parent LLC, First Lien Delayed Draw Term Loan	1.000-5.085%	2/14/25	155,755	154,327	(e)(f)
Pearl Intermediate Parent LLC, First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.835%	2/14/25	306,430	303,110	(e)
PharMerica Corp., First Lien Term Loan (1 mo. LIBOR + 3.500%)	5.546%	12/6/24	677,675	677,534	(e)(f)
PharMerica Corp., Second Lien Term Loan (1 mo. LIBOR + 7.750%)	9.796%	12/5/25	480,000	479,400	(e)
Post Holdings Inc., Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.100%	5/24/24	227,700	227,214	(e)
Radnet Management Inc., First Lien Term Loan B1 (3 mo. LIBOR + 3.750%)	6.500%	6/30/23	1,151,816	1,166,933	(c)(e)
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	4.334%	3/27/23	445,224	445,542	(e)
Shearer’s Foods LLC, First Lien Term Loan (1 mo. LIBOR + 4.250%)	6.344%	6/30/21	493,621	490,536	(c)(e)
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. LIBOR + 6.750%)	8.844%	6/30/22	590,000	558,288	(e)
Sterigenics-Nordion Holdings LLC, Incremental Term Loan (3 mo. LIBOR + 3.000%)	5.334%	5/15/22	1,056,295	1,061,796	(e)
Surgery Center Holdings Inc., Term Loan (2 mo. LIBOR + 3.250%)	5.350%	9/2/24	684,825	684,611	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
TOMS Shoes LLC, Term Loan (1 mo. LIBOR + 5.500%)	7.590%	10/30/20	$766,698	$580,135	(e)
U.S. Anesthesia Partners Inc., First Lien Term Loan (1 mo. LIBOR + 3.000%)	5.094%	6/24/24	1,095,157	1,093,788	(e)
US Security Associates Holdings Inc., Term Loan (3 mo. LIBOR + 3.500%)	5.834%	7/14/23	1,654,321	1,661,903	(e)
Valeant Pharmaceuticals International Inc., Term Loan B (1 mo. LIBOR + 3.000%)	4.982%	6/2/25	1,499,361	1,496,370	(e)
Vizient Inc., Term Loan B4 (1 mo. LIBOR + 2.750%)	4.844%	2/13/23	511,913	513,257	(e)
Weight Watchers International Inc., Term Loan (1 mo. LIBOR + 4.750%)	6.760-7.060%	11/29/24	955,500	965,204	(e)
Wink Holdco Inc., First Lien Term Loan (1 mo. LIBOR + 3.000%)	5.094%	12/1/24	766,150	764,474	(c)(e)
WP CityMD Bidco LLC, Refinancing Term Loan (3 mo. LIBOR + 3.500%)	5.834%	6/7/24	387,374	385,679	(e)

Total Consumer Non-Cyclical				35,544,172

Electric(a)(b) - 1.8%
Eastern Power LLC, Term Loan B (1 mo. LIBOR + 3.750%)	5.844%	10/2/23	291,063	291,245	(e)(f)
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000%)	10.046%	2/7/23	315,007	321,307	(c)(e)
Terra-Gen Finance Co. LLC, Term Loan (1 mo. LIBOR + 4.250%)	6.350%	12/9/21	325,627	294,692	(c)(e)
Vistra Operations Co. LLC, Term Loan	—	12/14/23	169,412	168,936	(f)
Vistra Operations Co. LLC, Term Loan B1 (1 mo. LIBOR + 2.000%)	4.094%	8/4/23	953,580	947,993	(c)(e)(f)

Total Electric				2,024,173

Energy - 6.2%
BCP Renaissance Parent LLC, Term Loan (3 mo. LIBOR + 3.500%)	5.863%	10/31/24	820,000	820,683	(a)(b)(e)
Chesapeake Energy Corp., Class A Loan (1 mo. LIBOR + 7.500%)	9.594%	8/23/21	570,000	597,431	(a)(b)(e)
HFOTCO LLC, Term Loan B (3 mo. LIBOR + 3.500%)	5.800%	8/19/21	550,050	550,279	(a)(b)(e)
HFOTCO LLC, Term Loan B	—	6/26/25	440,000	441,284	(f)
KCA Deutag Alpha Ltd., Term Loan B (3 mo. LIBOR + 6.750%)	9.084%	2/28/23	600,000	600,000	(a)(b)(c)(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Energy - (continued)
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.085%	2/17/25	$748,125	$742,514	(a)(b)(c)(e)
Medallion Midland Acquisition LLC, Term Loan (1 mo. LIBOR + 3.250%)	5.344%	10/30/24	815,900	806,721	(a)(b)(e)
MEG Energy Corp., Term Loan (3 mo. LIBOR + 3.500%)	5.600%	12/31/23	266,250	266,916	(a)(b)(e)
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. LIBOR + 4.500%)	6.585%	12/13/24	786,050	780,155	(a)(b)(e)
Paragon Offshore Finance Co., Term Loan (1 mo. LIBOR + 2.150%)	4.647%	7/18/21	2,262	1,019	*(a)(b)(c)(e)(f)(g)
Permian Production Partners LLC, Term Loan (1 mo. LIBOR + 6.000%)	8.090%	5/20/24	840,000	835,800	(a)(b)(c)(e)(f)
Traverse Midstream Partners LLC, Term Loan (3 mo. LIBOR + 4.000%)	6.340%	9/27/24	470,000	470,991	(a)(b)(e)

Total Energy				6,913,793

Financial Other(a)(b) - 3.9%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.088%	1/15/25	1,430,000	1,415,056	(e)
Blackhawk Network Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 3.000%)	5.073%	6/15/25	730,000	729,201	(e)
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B	—	5/7/25	1,180,000	1,162,743	(f)
Finco I LLC, 2018 Term Loan B	—	12/27/22	110,000	110,138	(f)
Finco I LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.094%	12/27/22	497,796	498,791	(e)(f)
VFH Parent LLC, Term Loan B1 (3 mo. LIBOR + 3.250%)	5.558%	12/30/21	455,530	459,801	(e)

Total Financial Other				4,375,730

Industrial Other(a)(b) - 3.0%
Allflex Holdings III Inc., First Lien Term Loan (3 mo. LIBOR + 3.250%)	5.138%	7/17/20	403,554	404,731	(e)
Allflex Holdings III Inc., Second Lien Term Loan (3 mo. LIBOR + 7.000%)	9.362%	7/19/21	809,396	813,443	(e)
Laureate Education Inc., 2024 Term Loan (1 mo. LIBOR + 3.500%)	5.594%	4/26/24	1,003,750	1,005,475	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Other(a)(b) - (continued)
Lineage Logistics LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.094%	2/16/25	$917,700	$913,112	(e)
Robertshaw US Holding Corp., First Lien Term Loan (1 mo. LIBOR + 3.500%)	5.625%	2/28/25	209,475	209,475	(e)

Total Industrial Other				3,346,236

Insurance(a)(b) - 1.9%
Genworth Holdings Inc., Term Loan (1 mo. LIBOR + 4.500%)	6.546%	3/7/23	510,000	520,838	(e)
MPH Acquisition Holdings LLC, Term Loan (3 mo. LIBOR + 2.750%)	5.084%	6/7/23	1,295,881	1,290,920	(e)
NMI Holdings Inc., Term Loan (1 mo. LIBOR + 4.750%)	6.841%	5/23/23	310,000	311,938	(c)(e)

Total Insurance				2,123,696

Property & Real Estate(a)(b) - 1.0%
Communications Sales & Leasing Inc., Term Loan B (1 mo. LIBOR + 3.000%)	5.094%	10/24/22	430,273	412,038	(e)
iStar Inc., Term Loan B	—	6/28/23	730,000	731,369	(c)(f)

Total Property & Real Estate				1,143,407

Technology(a)(b) - 12.9%
Access CIG LLC, First Lien Delayed Draw Term Loan (3 mo. LIBOR + 3.750%)	6.068%	2/27/25	35,396	35,506	(e)(f)
Access CIG LLC, First Lien Term Loan B (1 mo. LIBOR + 3.750%)	5.844%	2/27/25	801,760	804,266	(e)(f)
Almonde Inc., USD First Lien Term Loan (3 mo. LIBOR + 3.500%)	5.807%	6/13/24	1,232,018	1,212,152	(e)
Ascend Learning LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.094%	7/12/24	798,962	799,262	(e)
Conduent Business Services LLC, Term Loan B (1 mo. LIBOR + 3.000%)	5.094%	8/7/23	492,753	492,599	(e)(f)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 4.750%)	6.844%	10/31/24	1,246,875	1,247,146	(e)
Donnelley Financial Solutions Inc., 2017 Refinancing Term Loan (1 week LIBOR + 3.000%)	4.981%	9/29/23	111,714	111,994	(c)(e)
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.091%	4/26/24	1,709,143	1,701,024	(e)
Hyland Software Inc., First Lien Term Loan 3 (1 mo. LIBOR + 3.250%)	5.344%	7/1/22	445,789	448,157	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology(a)(b) - (continued)
Infinity Acquisition LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.094%	8/6/21	$612,195	$612,960	(e)
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.844%	1/2/26	668,325	654,959	(c)(e)
MA Financeco LLC, Term Loan B2 (1 mo. LIBOR + 2.500%)	4.594%	11/19/21	299,250	297,716	(e)
MA Financeco LLC, Term Loan B3 (1 mo. LIBOR + 2.750%)	4.844%	6/21/24	144,094	143,239	(e)
Microchip Technology Inc., Term Loan (1 mo. LIBOR + 2.000%)	4.100%	5/29/25	1,290,000	1,293,225	(e)
Micron Technology Inc., Term Loan (1 mo. LIBOR + 1.750%)	3.850%	4/26/22	709	711	(e)(f)
Seattle Escrow Borrower LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.844%	6/21/24	973,106	972,295	(e)
Severin Acquisition LLC, Term Loan	—	6/12/25	652,500	650,053	(f)
Sophia LP, Term Loan B (3 mo. LIBOR + 3.250%)	5.584%	9/30/22	679,148	678,936	(e)(f)
Sound Inpatient Physicians Inc., Term loan	—	6/28/26	120,000	121,050	(c)(f)
Sound Inpatient Physicians Inc., Term Loan	—	6/28/25	550,000	551,375	(f)
SS&C Technologies Inc., Term Loan B3 (1 mo. LIBOR + 2.500%)	4.594%	4/16/25	381,483	382,294	(e)(f)
SS&C Technologies Inc., Term Loan B4 (1 mo. LIBOR + 2.500%)	4.594%	4/16/25	145,060	145,369	(e)(f)
Tempo Acquisition LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.094%	5/1/24	557,186	555,967	(e)
Zotec Partners LLC, Term Loan (1 mo. LIBOR + 5.000%)	7.090%	2/14/24	506,813	504,278	(c)(e)

Total Technology				14,416,533

Transportation(a)(b) - 1.8%
Commercial Barge Line Co., Term Loan (1 mo. LIBOR + 8.750%)	10.844%	11/12/20	734,658	514,363	(e)
Syncreon Group BV, Term Loan (3 mo. LIBOR + 4.250%)	6.609%	10/28/20	936,318	889,502	(e)
XPO Logistics Inc., Refinancing Term Loan B	—	2/24/25	607,000	603,547	(f)

Total Transportation				2,007,412

TOTAL SENIOR LOANS (Cost - $154,381,236)				153,869,640

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 12.1%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
Adient Global Holdings, Ltd., Senior Notes	4.875%	8/15/26	$200,000	$180,500	(h)

Diversified Consumer Services - 0.7%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	772,000	823,878	(h)

Hotels, Restaurants & Leisure - 0.5%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	330,000	331,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	160,000	154,800
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	70,000	68,950	(h)

Total Hotels, Restaurants & Leisure				555,400

Media - 0.6%
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	405,000	394,875	(h)
Urban One Inc., Senior Secured Notes	7.375%	4/15/22	320,000	311,200	(h)

Total Media				706,075

TOTAL CONSUMER DISCRETIONARY				2,265,853

ENERGY - 4.5%
Energy Equipment & Services - 1.3%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	200,000	194,500	(h)
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	680,000	706,173	(h)
Precision Drilling Corp., Senior Notes	7.750%	12/15/23	500,000	528,750

Total Energy Equipment & Services				1,429,423

Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co., LLC, Senior Notes	7.000%	2/15/26	840,000	861,000	(h)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	40,000	41,750
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	310,000	308,450
Endeavor Energy Resources LP / EER Finance Inc., Senior Notes	5.500%	1/30/26	350,000	340,375	(h)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP / Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	$510,000	$479,400
Magnum Hunter Resources Corp. Escrow	—	—	120,000	0	*(c)(g)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	520,000	613,600	(h)
Range Resources Corp., Senior Notes	5.875%	7/1/22	130,000	132,275
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	790,000	801,850	(h)

Total Oil, Gas & Consumable Fuels				3,578,700

TOTAL ENERGY				5,008,123

FINANCIALS - 1.6%
Consumer Finance - 0.3%
Navient Corp., Senior Notes	6.500%	6/15/22	310,000	317,750

Diversified Financial Services - 1.0%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	470,000	457,075	(h)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	640,000	636,006	(h)

Total Diversified Financial Services				1,093,081

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	420,000	413,188	(h)

TOTAL FINANCIALS				1,824,019

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
HCA Inc., Senior Secured Notes	5.250%	6/15/26	190,000	189,183	(f)
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	270,000	281,812	(h)
Universal Hospital Services, Inc., Secured Notes	7.625%	8/15/20	60,000	60,075

Total Health Care Providers & Services				531,070

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	70,000	72,797	(h)

TOTAL HEALTH CARE				603,867

INDUSTRIALS - 1.3%
Commercial Services & Supplies - 0.6%
ADT Corp., Senior Secured Notes	6.250%	10/15/21	310,000	322,400
Brink’s Co., Senior Notes	4.625%	10/15/27	420,000	393,750	(h)

Total Commercial Services & Supplies				716,150

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.5%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	$260,000	$243,100	(h)
Blueline Rental Finance Corp. / Blueline Rental LLC, Senior Secured Notes	9.250%	3/15/24	130,000	138,632	(h)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	220,000	227,150	(h)

Total Machinery				608,882

Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	200,000	164,500	(h)

TOTAL INDUSTRIALS				1,489,532

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Match Group, Inc., Senior Notes	6.375%	6/1/24	170,000	179,563

MATERIALS - 0.9%
Containers & Packaging - 0.3%
ARD Securities Finance SARL, Senior Secured Notes, (8.75% PIK)	8.750%	1/31/23	330,000	337,425	(d)(h)

Metals & Mining - 0.6%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	230,000	230,575	(h)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	400,000	400,000	(h)

Total Metals & Mining				630,575

TOTAL MATERIALS				968,000

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
MPT Operating Partnership LP / MPT Finance Corp., Senior Notes	5.250%	8/1/26	260,000	256,100

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Sprint Corp., Senior Notes	7.250%	9/15/21	200,000	208,500
Sprint Corp., Senior Notes	7.875%	9/15/23	650,000	675,594

TOTAL TELECOMMUNICATION SERVICES				884,094

TOTAL CORPORATE BONDS & NOTES (Cost - $13,373,413)				13,479,151

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY†		SHARES	VALUE
COMMON STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
Dayco Products LLC		4,745	$170,820	*(c)
Dayco Products LLC		167	6,012	*(c)

Total Automobiles			176,832

Household Durables - 0.5%
EveryWare Global		66,667	566,669	*

TOTAL CONSUMER DISCRETIONARY			743,501

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Paragon Offshore Litigation Trust A		503	613
Paragon Offshore Litigation Trust B		252	7,875

Total Energy Equipment & Services			8,488

Oil, Gas & Consumable Fuels - 0.3%
Blue Ridge Mountain Resources Inc.		45,562	293,875	*(c)(g)

TOTAL ENERGY			302,363

UTILITIES - 0.4%
Electric Utilities - 0.4%
Panda Temple Power LLC		21,649	487,103	*(c)(g)

TOTAL COMMON STOCKS (Cost - $2,757,972)			1,532,967

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $170,512,621)			168,881,758

RATE
SHORT-TERM INVESTMENTS - 4.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,501,018)	1.242%	4,501,018	4,501,018

TOTAL INVESTMENTS - 155.0% (Cost - $175,013,639)			173,382,776
Liabilities in Excess of Other Assets - (55.0)%			(61,499,417)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$111,883,359

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(b)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of this loan is unfunded as of June 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	Value is less than $1.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
Second Lien	— Subordinate Lien to First Lien

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital. The Fund invests primarily in floating- or variable-rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$3,640,160	$420,081		$4,060,241
Capital Goods	—	15,671,984	1,411,818		17,083,802
Communications	—	17,821,433	1,216,547		19,037,980
Consumer Cyclical	—	40,094,517	1,697,949		41,792,466
Consumer Non-Cyclical	—	29,132,979	6,411,193		35,544,172
Electric	—	460,181	1,563,992		2,024,173
Energy	—	4,734,460	2,179,333		6,913,793
Insurance	—	1,811,757	311,938		2,123,695
Property & Real Estate	—	412,038	731,369		1,143,407
Technology	—	13,024,252	1,392,281		14,416,533
Other Senior Loans	—	9,729,378	—		9,729,378
Corporate Bonds & Notes:
Energy	—	5,008,123	0	*	5,008,123
Other Corporate Bonds & Notes	—	8,471,028	—		8,471,028
Common Stocks:
Consumer Discretionary	—	566,669	176,832		743,501
Energy	—	8,488	293,875		302,363
Utilities	—	—	487,103		487,103

Total Long-Term Investments	—	150,587,447	18,294,311		168,881,758

Short-Term Investments†	$4,501,018	—	—		4,501,018

Total Investments	$4,501,018	$150,587,447	$18,294,311		$173,382,776

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF SEPTEMBER 30, 2017		ACCRUED PREMIUMS/ DISCOUNTS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)[1]	PURCHASES
Senior Loans:
Basic Industry	$649,953		$2,035	$(41,181)	$58,724	—
Capital Goods	1,160,073		382	6	1,856	$468,825
Communications	—		—	—	—	—
Consumer Cyclical	955,634		(1,382)	145	6,613	1,121,117
Consumer Non-Cyclical	3,688,046		1,371	6,278	148,797	4,372,489
Electric	992,210		(3,358)	(167,336)	(29,843)	1,349,768
Energy	149,259		(925)	(8,463)	47,485	2,167,100
Insurance	—		17	—	3,471	308,450
Property & Real Estate	—		—	—	2,281	729,088
Technology	—		333	119	(7,070)	1,423,476
Corporate Bonds and Notes:
Energy	0	*	—	—	—	—
Common Stocks:
Consumer
Discretionary	830,880		—	(308,667)	364,105	—
Energy	13,841		—	12,266	3,842	—
Utilities	—		—	—	10,972	476,131

Total	$8,439,896		$(1,527)	$(506,833)	$611,233	$12,416,444

INVESTMENTS IN SECURITIES (CONT’D)	SALES	TRANSFERS INTO LEVEL 3[2]	TRANSFERS OUT OF LEVEL 3[3]	BALANCE AS OF JUNE 30, 2018		NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT JUNE 30, 2018[1]
Senior Loans:
Basic Industry	$(249,450)	—	—	$420,081		$24,051
Capital Goods	(6,938)	$584,849	$(797,235)	1,411,818		2,396
Communications	—	1,216,547	—	1,216,547		—
Consumer Cyclical	(384,178)	—	—	1,697,949		8,701
Consumer
Non-Cyclical	(1,855,015)	2,218,957	(2,169,730)	6,411,193		11,162
Electric	(577,449)	—	—	1,563,992		(79,502)
Energy	(160,392)	—	(14,731)	2,179,333		11,744
Insurance	—	—	—	311,938		3,471
Property & Real Estate	—	—	—	731,369		2,281
Technology	(24,577)	—	—	1,392,281		(7,070)
Corporate Bonds and Notes:
Energy	—	—	—	0	*	—
Common Stocks:
Consumer
Discretionary	(142,816)	—	(566,670)	176,832		22,104
Energy	(22,074)	293,875	(7,875)	293,875		—
Utilities	—	—	—	487,103		10,972

Total	$(3,422,889)	$4,314,228	$(3,556,241)	$18,294,311		$10,310

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018